Financial Liabilities At Amortised Cost - Deposits From Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
Savings Accounts	$ 1,720,155,659	$ 1,554,031,357
Term deposits	759,922,833	1,291,627,672
Currents accounts	913,661,955	789,303,857
Investment accounts	182,126,911	392,200,392
Others	26,832,638	32,945,855
Total Deposits from customers	$ 3,602,699,996	$ 4,060,109,133